Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Postretirement and other employee benefits	$ 51,646	$ 48,209
Foreign tax credit and other carryforwards	54,102	57,428
Capitalized research and experimental costs	999	1,712
Environmental reserves	4,057	3,935
Inventory adjustments	13,365	11,202
Capital loss	3,222	3,226
Other	9,052	7,148
Total gross deferred tax assets	136,443	132,860
Less: valuation allowance	(26,312)	(25,509)
Total deferred tax assets	110,131	107,351
Deferred tax liabilities:
Fixed assets	102,568	90,552
Debt discount amortization	9,720	12,563
Inventory	9,531	5,575
Unrealized foreign currency exchange gain	80	560
Goodwill and acquired intangibles	11,299	13,240
Other	2,340	730
Total deferred tax liabilities	135,538	123,220
Net deferred tax liability	$ 25,407	$ 15,869